UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08873

American Fidelity Dual Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

2000 N. Classen
Oklahoma City, Oklahoma  73106

(Address of principal executive offices)  (Zip code)

Stephen P. Garrett
American Fidelity Assurance Company
2000 N. Classen
Oklahoma City, Oklahoma  73106

(Name and address of agent for service)

Registrant’s telephone number, including area code:  405.523.5200

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:                      Report to Shareholders

                 Semi-Annual
              Report
                  June 30, 2011

June 30, 2011

Dear Participant:

The first six months of 2011 were difficult in many parts of the globe, with a tsunami in Japan, unrest in the Middle East and rising energy prices.  Surprisingly, the S&P 500 was up 6% through mid-year.   By comparison, the main international stock index, EAFE, was up only 5.4% in the first six months of 2011.  In similar fashion, the Barclays US Aggregate index (a broad US bond index) was up 2.3%.

During the past twelve months, the Dual Strategy Fund out-performed the S&P 500, its main benchmark.  The Fund was up 36.6% while the S&P returned 30.7%

Despite changing world events, the Dual Strategy Fund continues its long term and stated commitment to diversified, high quality, large capitalization stocks, with one half of the portfolio following value investing and the other half using a growth approach.  Generally speaking, value investing is aimed at buying the most assets at the cheapest price.  Growth investing, on the other hand, focuses on finding stocks with rapidly growing earnings.

As always, the Dual Strategy Fund works to combine the best ideas from these two basic and historic investment themes. There are no guarantees in investing, but we continue to believe these two linked and equally-weighted strategies are a sound strategy for long term stock market investing.

                 Sincerely,

 David R. Carpenter, President
                 American Fidelity Dual Strategy Fund, Inc.

The performance information presented represents past performance, and is not a guarantee of future results.  Current performance American Fidelity Dual Strategy Fund, Inc. (the “Fund”) may be lower or higher than the performance presented here.  Investment return and principal value will fluctuate such that an investor’s units, when redeemed, may be worth more or less than their original cost.

You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  This information and other important information about the Fund is contained in the Fund’s prospectus and the prospectuses of the separate accounts through which you may invest in the Fund.  Please contact your representative to obtain the prospectuses, or call American Fidelity directly at 800.662.1106.  You should carefully read the prospectuses before investing.

Performance data current to the most recent month-end and quarter-end may be obtained at the toll-free telephone number provided above or at www.afadvantage.com.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Assets and Liabilities
June 30, 2011
(Unaudited)

Assets
Investments, at fair value (cost $145,353,608)	$175,987,921
Accrued interest and dividends	210,992
Accounts receivable for shares purchased	205,999
Total assets	176,404,912
Liabilities
Accounts payable for securities purchased	1,304,270
Total liabilities	1,304,270
Net assets	$175,100,642
Composition of net assets:
Net capital paid in on shares of capital stock	$154,636,848
Undistributed net investment income	2,508,117
Accumulated net realized losses	(12,678,636)
Unrealized appreciation on investments	30,634,313
Net assets (equivalent to $11.014 per share based on
15,897,742 shares of capital stock outstanding)	$175,100,642
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Operations
Six months ended June 30, 2011
(Unaudited)
Investment income:
Income:
Dividends (net of foreign taxes paid of $34,330)	$1,309,203
Interest	20,893
1,330,096
Expenses:
Investment advisory fees	429,340
Net investment income	900,756
Realized gains on investments:
Proceeds from sales	57,939,758
Cost of securities sold	49,632,497
Net realized gains on investments	8,307,261
Unrealized appreciation on investments, end of period	30,634,313
Unrealized appreciation on investments, beginning of year	26,160,609
Change in unrealized appreciation on investments	4,473,704
Net increase in net assets resulting from operations	$13,681,721
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statements of Changes in Net Assets
Six months ended June 30, 2011 and Year ended December 31, 2011
(Unaudited)
	2011	2010
Increase in net assets from operations:
Net investment income	$900,756	1,648,169
Net realized gains on investments	8,307,261	15,954,001
Change in unrealized appreciation on investments	4,473,704	8,834,007
Net increase in net assets resulting
from operations	13,681,721	26,436,177
Distributions to shareholders:
Investment income	—	(1,900,000)
Total distributions to shareholders	—	(1,900,000)
Changes from capital stock transactions	(4,695,883)	(5,689,622)
Increase in net assets	8,985,838	18,846,555
Net assets, beginning of year	166,114,804	147,268,249
Net assets, end of period	$175,100,642	166,114,804
Undistributed net investment income	$2,508,117	1,607,361
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC. Financial Highlights (Unaudited)

	Six months ended	Year Ended December 31
	June 30
	2011	2010	2009	2008	2007
Per share data (1):
Net investment income (loss)	$0.06	0.10	0.11	0.14	0.15
Net realized and unrealized gains (losses) from securities	0.78	1.52	1.65	(4.88)	0.96
	0.84	1.62	1.76	(4.74)	1.11
Distributions- investment income	—	(0.12)	(0.13)	(0.16)	(0.15)
Distributions – capital gains	—	—	—	(0.27)	—
Net increase (decrease) in net asset unit value	0.84	1.50	1.63	(5.17)	0.96
Net asset unit value, beginning of period	10.17	8.67	7.04	12.21	11.25
Net asset unit value, end of period	$11.01	10.17	8.67	7.04	12.21
Net assets outstanding, end of period	$175,100,642	166,114,804	147,268,249	119,218,457	202,281,876
Ratios:
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.03%	1.11%	1.46%	1.39%	1.28%
Portfolio turnover rate	31.95%	102.34%	135.04%	84.35%	67.69%
Total return (2)	36.55%	18.73%	25.01%	(38.60)%	9.90%

(1) Per share calculations were performed using the average shares outstanding method.

(2) Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund's shares.

See accompanying notes to the financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC. Schedule of Portfolio Investments June 30, 2011

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Apparel and Accessory Stores:
Foot Locker, Inc.	12,200	$289,872	0.17%
Limited Brands, Inc.	27,944	1,074,447	0.61%
Nordstrom, Inc.	3,160	148,330	0.09%
Ross Stores, Inc.	21,043	1,685,965	0.96%
The Gap, Inc.	38,950	704,995	0.40%
		3,903,609	2.23%
Apparel and Other Finished Products:
V.F. Corporation	2,900	314,824	0.18%
		314,824	0.18%
Auto Dealers, Gas Stations:
Autozone, Inc. *	3,778	1,113,943	0.64%
		1,113,943	0.64%
Building Materials and Garden Supplies:
Lowe's Companies, Inc.	55,700	1,298,367	0.74%
The Home Depot, Inc.	12,095	438,081	0.25%
Tractor Supply Company	4,800	321,024	0.18%
		2,057,472	1.17%
Business Services:
Accenture plc **	20,050	1,211,421	0.69%
Alliance Data Systems Corporation *	5,800	545,606	0.31%
Autodesk, Inc. *	11,370	438,882	0.25%
Check Point Software Technologies LTD. * **	9,665	549,455	0.31%
FactSet Research Systems Inc.	5,985	612,385	0.35%
Google Inc. *	1,252	633,987	0.36%
Intuit Inc. *	10,100	523,786	0.30%
Microsoft Corporation	41,364	1,075,464	0.61%
Omnicom Group Inc.	9,170	441,627	0.25%
Oracle Corporation	68,061	2,239,887	1.28%
priceline.com Incorporated *	295	151,019	0.09%
Rackspace Hosting, Inc.*	4,350	185,919	0.11%
Salesforce.com, Inc. *	2,214	329,842	0.19%
SAP AG **	8,400	509,460	0.29%
Solera Holdings, Inc.	9,145	541,018	0.31%
The Western Union Company	22,800	456,684	0.26%
TIBCO Software Inc.*	12,375	359,123	0.21%
Visa Inc.	13,225	1,114,339	0.64%
VMware Inc. *	3,350	335,771	0.19%
		12,255,675	7.00%

Chemicals and Allied Products:
Abbott Laboratories	40,900	$2,152,158	1.23%
Air Products & Chemicals, Inc.	1,700	162,486	0.09%
Albemarle Corporation	11,316	783,067	0.45%
Ashland Inc.	2,600	168,012	0.10%
AstraZeneca PLC **	8,900	445,623	0.25%
Biogen Idec Inc. *	4,900	523,908	0.30%
CF Industries Holdings, Inc.	900	127,503	0.07%
Celanese Corporation	2,985	159,130	0.09%
E.I. du Pont de Nemours and Company	6,970	376,729	0.22%
Eastman Chemical Company	1,400	142,898	0.08%
Ecolab Inc.	9,510	536,174	0.31%
Eli Lilly and Company	12,100	454,113	0.26%
Endo Pharmaceuticals Holdings Inc.*	19,515	783,918	0.45%
Gilead Sciences, Inc. *	19,969	826,916	0.47%
Human Genome Sciences, Inc. *	6,775	166,259	0.10%
IDEXX Laboratories, Inc. *	2,340	181,491	0.10%
Johnson & Johnson	38,650	2,570,998	1.47%
Merck & Co., Inc.	58,000	2,046,820	1.17%
Nalco Holding Company	57,400	1,596,294	0.91%
Novartis AG **	13,825	844,846	0.48%
Novo Nordisk A/S **	2,980	373,334	0.21%
Pfizer Inc.	22,000	453,200	0.26%
PPG Industries, Inc.	1,600	145,264	0.08%
Praxair, Inc.	5,460	591,809	0.34%
Sanofi-Aventis **	12,100	486,057	0.28%
Shire Plc **	5,640	531,344	0.30%
The Dow Chemical Company	4,100	147,600	0.08%
The Mosaic Company	11,045	748,078	0.43%
The Scotts Miracle-Gro Company	5,575	286,053	0.16%
		18,812,082	10.74%
Coal Mining:
Peabody Energy Corporation	11,967	704,976	0.40%
Walter Energy, Inc.	5,942	688,084	0.40%
		1,393,060	0.80%
Communications:
American Tower Corporation *	4,340	227,112	0.13%
CBS Corporation	21,660	617,093	0.35%
Comcast Corporation	11,700	296,478	0.17%
DIRECTV, Inc. *	5,555	282,305	0.16%
Level 3 Communications, Inc. *	520,000	1,268,800	0.73%
NII Holdings, Inc. *	7,200	305,136	0.17%
Viacom Inc.	6,300	321,300	0.18%
Vodafone Group Plc **	14,830	396,258	0.23%
		3,714,482	2.12%
Construction- Special Trade:
Chicago Bridge & Iron Company N.V. **	7,050	274,245	0.16%
		274,245	0.16%

Depository Institutions:
Capital One Financial Corporation	7,300	$377,191	0.22%
Fifth Third Bancorp	28,400	362,100	0.21%
Huntington Bancshares Incorporated	54,300	356,208	0.20%
JPMorgan Chase & Co.	8,200	335,708	0.19%
KeyCorp	43,100	359,023	0.21%
The PNC Financial Services Group, Inc.	5,700	339,777	0.19%
U.S. Bancorp	32,600	831,626	0.47%
		2,961,633	1.69%
Durable Goods, Wholesale:
Reliance Steel & Alumnium Co.	3,000	148,950	0.09%
W. W. Granger, Inc.	5,598	860,133	0.49%
		1,009,083	0.58%
Eating and Drinking Places:
McDonald’s Corporation	7,040	593,613	0.34%
Starbucks Corporation	17,850	704,897	0.40%
		1,298,510	0.74%
Electric, Gas, and Sanitary Services:
Ameren Corporation	10,100	291,284	0.17%
Edison International	6,900	267,375	0.15%
Entergy Corporation	3,900	266,292	0.15%
FirstEnergy Corp.	7,000	309,050	0.18%
NRG Energy, Inc. *	12,300	302,334	0.17%
NV Energy, Inc.	17,600	270,160	0.15%
Teco Energy, Inc.	15,700	296,573	0.17%
The Williams Companies, Inc.	34,965	1,057,691	0.60%
Waste Connections, Inc.	10,735	340,622	0.20%
		3,401,381	1.94%
Electronic and Other Electric Equipment:
Altera Corporation	29,937	1,387,580	0.79%
Amphenol Corporation	21,860	1,180,221	0.67%
Analog Devices, Inc.	31,769	1,243,439	0.71%
Avago Technologies Limited **	5,950	226,100	0.13%
Broadcom Corporation	5,425	182,497	0.10%
General Electric Company	37,788	712,682	0.41%
Intel Corporation	70,330	1,558,513	0.89%
LM Ericsson Telephone Company **	36,900	530,622	0.30%
Molex Incorporated	90,000	1,933,200	1.11%
Qualcomm Incorporated	46,925	2,664,871	1.52%
Skyworks Solutions, Inc. *	21,319	489,911	0.28%
Texas Instruments Incorporated	25,645	841,925	0.48%
Whirlpool Corporation	8,316	676,257	0.39%
Xilinx, Inc.	15,200	554,344	0.32%
		14,182,162	8.10%
Engineering, Accounting, Research, Mgmt and Relation Services:
Fluor Corporation	27,550	1,781,383	1.02%
KBR, Inc.	32,496	1,224,774	0.70%
		3,006,157	1.72%

Fabricated Metal Products:
Ball Corporation	4,200	$161,532	0.09%
Parker-Hannifin Corporation	12,351	1,108,379	0.64%
Stanley Black & Decker, Inc.	4,400	317,020	0.18%
		1,586,931	0.91%
Food and Kindred Products:
Anheuser-Busch InBev SA/NV **	30,780	1,785,547	1.02%
Archer-Daniels-Midland Company	8,400	253,260	0.14%
Bunge Limited **	3,700	255,115	0.15%
Corn Products International, Inc.	4,600	254,288	0.15%
Diageo plc **	6,385	522,740	0.30%
General Mills, Inc.	8,695	323,628	0.18%
H.J. Heinz Company	6,630	353,246	0.20%
Hansen Natural Corporation *	5,710	462,225	0.26%
Kraft Foods Inc.	9,755	343,669	0.20%
PepsiCo, Inc.	4,740	333,838	0.19%
The Coca-Cola Company	7,937	534,081	0.31%
		5,421,637	3.10%
Food Stores:
Safeway Inc.	36,100	843,657	0.48%
		843,657	0.48%
Furniture and Fixtures:
BE Aerospace, Inc. *	8,115	331,173	0.19%
Johnson Controls, Inc.	14,600	608,236	0.35%
Tempur-Pedic International Inc. *	17,359	1,177,287	0.67%
		2,116,696	1.21%
General Merchandise:
Dillard's, Inc.	6,000	312,840	0.18%
Dollar Tree, Inc. *	16,462	1,096,698	0.62%
Macy's, Inc.	10,700	312,868	0.18%
		1,722,406	0.98%
Health Services:
Laboratory Corporation of America Holdings *	8,900	861,431	0.49%
		861,431	0.49%
Holding and Other Investment Offices:
Brookfield Asset Management Inc. **	62,600	2,076,442	1.19%
Digital Realty Trust, Inc.	5,935	366,664	0.21%
		2,443,106	1.40%
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	5,300	309,361	0.18%
		309,361	0.18%
Hotels, Other Lodging Places:
Las Vegas Sands Corp. *	3,500	147,735	0.08%
Marriott International, Inc.	9,767	346,631	0.20%
Wyndham Worldwide Corporation	8,900	299,485	0.17%
		793,851	0.45%

Industrial Machinery and Equipment:
Apple Computer, Inc. *	7,625	$2,559,484	1.46%
Caterpillar Inc.	7,058	751,395	0.43%
Cisco Systems, Inc.	28,680	447,695	0.26%
Cummins Engine, Inc.	13,655	1,413,156	0.81%
Deere & Company	2,515	207,362	0.12%
Dell Inc. *	46,711	778,672	0.44%
Dover Corporation	32,393	2,196,245	1.25%
Dresser-Rand Group Inc.*	14,671	788,566	0.45%
Eaton Corporation	24,118	1,240,871	0.71%
EMC Corporation *	57,806	1,592,555	0.91%
Hewlett-Packard Company	13,852	504,213	0.29%
International Business Machines Corporation	25,917	4,446,061	2.54%
Joy Global Inc.	13,384	1,274,692	0.73%
National Oilwell Varco, Inc.	5,900	461,439	0.26%
Pitney Bowes, Inc.	15,400	354,046	0.20%
Qlogic Corporation *	33,641	535,565	0.31%
SanDisk Corporation *	14,233	590,670	0.34%
SPX Corporation	5,350	442,231	0.25%
Teradata Corporation *	23,981	1,443,656	0.82%
Western Digital Corporation *	22,218	808,291	0.46%
		22,836,865	13.04%
Instruments and Related Products:
3M Company	8,485	804,802	0.46%
Baxter International Inc.	39,950	2,384,616	1.36%
Covidien plc **	5,335	283,982	0.16%
Danaher Corporation	9,715	514,798	0.29%
Fossil, Inc. *	2,800	329,616	0.19%
Illumina, Inc. *	3,595	270,164	0.16%
Ingersoll-Rand PLC **	12,365	561,495	0.32%
Roper Industries, Inc.	15,400	1,282,820	0.73%
Thermo Fisher Scientific Inc. *	3,415	219,892	0.13%
Waters Corporation *	6,100	584,014	0.33%
		7,236,199	4.13%
Insurance Carriers:
Ace LTD. **	5,400	355,428	0.20%
Aetna Inc.	10,600	467,354	0.27%
Assurant, Inc.	9,400	340,938	0.19%
Axis Capital Holdings Limited **	55,000	1,702,800	0.97%
Berkshire Hathaway Inc. *	12,200	944,158	0.54%
CIGNA Corporation	26,475	1,361,609	0.78%
Humana Inc.	5,800	467,132	0.27%
Leucadia National Corporation	55,800	1,902,780	1.09%
Lincoln National Corporation	13,000	370,370	0.21%
Metlife Capital Trust, Inc.	8,100	355,347	0.20%
Prudential Financial, Inc.	16,320	1,037,789	0.59%
RenaissanceRe Holdings Ltd. **	25,950	1,815,203	1.04%
The Chubb Corporation	5,600	350,616	0.20%
The Hartford Financial Services Group, Inc.	14,500	382,365	0.22%
The Travelers Companies, Inc.	12,855	750,475	0.43%
UnitedHealth Group Incorporated	25,018	1,290,428	0.74%
Wellpoint, Inc.	5,900	464,743	0.26%
		14,359,535	8.20%

Leather and Leather Products:
Coach, Inc.	15,002	$959,078	0.55%
		959,078	0.55%
Metal Mining:
Cliffs Natural Resources Inc.	1,500	138,675	0.08%
Freeport-McMoRan Copper & Gold Inc.	14,559	770,171	0.44%
Newmont Mining Corporation	5,570	300,613	0.17%
		1,209,459	0.69%
Mining, Quarry Nonmetal Minerals:
Teck Resources Limited **	2,700	136,998	0.08%
		136,998	0.08%
Miscellaneous Manufacturing Industries:
Mattel, Inc.	11,900	327,131	0.18%
Siemens Aktiengesellschaft **	3,405	468,290	0.27%
		795,421	0.45%
Miscellaneous Retail:
Dick's Sporting Goods, Inc.*	3,795	145,918	0.09%
Express Scripts, Inc. *	6,160	332,517	0.19%
PetSmart, Inc.	24,431	1,108,434	0.63%
Walgreen Co.	32,167	1,365,811	0.78%
		2,952,680	1.69%
Motion Pictures:
The Walt Disney Company	12,880	502,835	0.29%
		502,835	0.29%
Nondepository Institutions:
American Express Company	24,063	1,244,057	0.71%
Discover Financial Services	15,000	401,250	0.23%
		1,645,307	0.94%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	31,579	1,307,371	0.75%
Cardinal Health, Inc.	29,900	1,358,058	0.77%
		2,665,429	1.52%
Oil and Gas Extraction:
Encana Corporation **	61,300	1,887,427	1.08%
Eni S.p.A **	8,100	385,155	0.22%
Helmerich & Payne, Inc.	12,032	795,555	0.45%
Nabors Industries Ltd. * **	14,900	367,136	0.21%
Noble Corporation **	44,650	1,759,657	1.01%
Occidental Petroleum Corporation	15,250	1,586,610	0.91%
Patterson-UTI Energy, Inc.	13,800	436,218	0.25%
Plains Exploration & Production Company *	23,200	884,384	0.50%
Royal Dutch Shell PLC **	5,900	419,667	0.24%
Schlumberger N.V. (Schlumberger Limited) **	27,240	2,353,536	1.34%
Talisman Energy Inc. **	19,900	407,751	0.23%
		11,283,096	6.44%
Paper and Allied Products:
International Paper Company	5,400	161,028	0.09%
		161,028	0.09%

Petroleum Refining and Related Industries:
BP PLC-Spons ADR **	8,800	$389,752	0.22%
Chevron Corporation	8,872	912,396	0.52%
ConocoPhillips	26,005	1,955,316	1.12%
Exxon Mobil Corporation	19,860	1,616,207	0.92%
Total SA **	7,100	410,664	0.24%
Valero Energy Corporation	15,900	406,563	0.23%
		5,690,898	3.25%
Primary Metal Industries:
Alcoa Inc.	8,200	130,052	0.07%
Allegheny Technologies Incorporated	3,255	206,595	0.12%
Precision Castparts Corp.	1,445	237,919	0.14%
		574,566	0.33%
Railroad Transportation:
CSX Corporation	16,305	427,517	0.24%
Union Pacific Corporation	13,266	1,384,970	0.79%
		1,812,487	1.03%
Real Estate:
CB Richard Ellis Group, Inc.*	27,609	693,262	0.40%
Pico Holdings, Inc. *	43,050	1,248,450	0.71%
		1,941,712	1.11%
Rubber & Miscellaneous Plastic Products:
Deckers Outdoor Corporation *	7,800	687,492	0.39%
Nike, Inc.-Class B	5,870	528,183	0.30%
Tupperware Brands Corporation	3,280	221,236	0.13%
		1,436,911	0.82%
Security and Commodity Brokers:
Ameriprise Financial, Inc.	19,306	1,113,570	0.64%
Franklin Resources, Inc.	6,340	832,378	0.47%
T. Rowe Price Group, Inc.	5,800	349,972	0.20%
The Goldman Sachs Group, Inc.	2,500	332,725	0.19%
		2,628,645	1.50%
Service Necessity:
Subsea 7 SA * **	12,000	308,641	0.18%
		308,641	0.18%
Stone, Clay, Glass, Concrete Products:
Owens Corning *	3,700	138,195	0.08%
		138,195	0.08%
Transportation By Air:
Bristow Group Inc.	19,200	979,584	0.56%
		979,584	0.56%
Transportation Equipment:
Autoliv, Inc.	5,000	392,250	0.22%
BorgWarner Inc. *	3,130	252,873	0.15%
Goodrich Corporation	5,900	563,450	0.32%
Honeywell International Inc.	22,865	1,362,525	0.78%
Lear Corporation	15,596	834,074	0.48%
TRW Automotive Holdings Corp *	6,800	401,404	0.23%
United Technologies Corporation	6,215	550,090	0.31%
		4,356,666	2.49%
Total common stocks (cost $141,775,316)		172,409,629	98.47%

Short-Term Investments:
AIM Money market funds (.0.020075% at June 30, 2011)	3,578,292	$3,578,292	2.04%
Total short-term investments (cost $3,578,292)		3,578,292	2.04%
Total investments (cost $145,353,608)		175,987,921	100.51%
Other assets and liabilities, net		(887,279)	(0.51%)
Total net assets		$175,100,642	100.00%

* Presently not producing dividend income
** Foreign Investments (14.30% of net assets)

See accompanying notes to the financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Notes to Unaudited Financial Statements
June 30, 2011

(1)	Summary of Significant Accounting Policies

(a)	General

American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA).

The Fund’s investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

Shares of the Fund are only available to separate accounts of American Fidelity Assurance or other insurance companies to fund the benefits of variable annuity contracts.

(b)	Investments

The Fund’s investments are valued based on market value quotations, when available. Investments in corporate stocks are valued by a third-party servicer, Interactive Data Services. Securities for which published quotations are not available are valued based on policies approved by the Fund’s Board of Directors, generally at the quotation obtained from pricing services, such as Bloomberg L.P. Securities whose values have been materially affected by what the Fund’s investment adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the board of directors.  Short-term investments are valued on the basis of cost, which approximates market, and include all investments with maturities less than one year.

The Fund’s portfolio of investments is diversified such that not more than 5% of the value of the total assets of the Fund is invested in any one issuer and not more than 25% is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund’s investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are   recorded as reductions of dividend income.

The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

As of June 30, 2011, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $54,490,158 and $57,939,758 respectively, net of brokerage commissions.

The gross unrealized appreciation and depreciation on investments at June 30, 2011 for financial reporting purposes was $32,470,730 and $1,836,417 respectively. For federal income tax purposes, the cost, unrealized appreciation, and unrealized depreciation were $140,420,407, $28,000,102 and $2,578,093, respectively, at December 31, 2010.

The Fund groups its financial assets measured in three levels, based on inputs and assumptions used to determine fair value.  These levels are as follows:

Level 1 – quoted prices in active markets for identical securities.  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of June 30, 2011.  See Schedule of Portfolio Investments for industry categorization.

Level 1 - Quoted Prices	$175,987,921
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$175,987,921

(c)	Income Taxes

Management of the Fund believes that the Fund will continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The Fund’s policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Notes to Unaudited Financial Statements
June 30, 2011

During 2010, the Fund generated net capital loss for tax purposes of $13,243,219.  These 2010 capital gains will be fully offset by the capital loss carryovers from prior years for tax purposes.  During 2009, the fund generated net capital losses for tax purposes of $12,916,027.  Of these net capital losses generated in 2009, $1,325,615 were incurred after October 31, 2009 and for tax purposes, the Fund elected to defer utilization until its 2010 tax year.  The $1,325,615 in post October 2009 capital losses netted in the 2010 capital gains for tax purposes above.  Of the $20,180,107 in net capital loss carryover to 2011, $158,338 will expire if not utilized by December 31, 2016, and $20,021,769 by December 31, 2017.  The Fund’s board of directors will not distribute a realized gain divided in 2011 since the Fund, after consideration of capital loss carryovers, did not realize net capital gains in 2010.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of December 31, 2010 for undistributed net investment income, accumulated net realized gain, or unrealized appreciation on investments.

The Fund recognizes and measures unrecognized tax positions in accordance with Financial Accounting Standards Boards, ASC 740, Income Taxes.  The Fund has no unrecognized tax positions as of December 31, 2010.

As of December 31, 2010, the fund has no accrued interest and penalties related to unrecognized tax positions.  The Fund would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.

The tax years 2007 through 2010 remain open to examination by the major taxing jurisdictions to which the Fund is subject. The Fund is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.

(d)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

(e)	Distributions to Shareholders

Dividends to shareholders from net investment income, if any, are paid annually.  Distributions of capital gains, if any, are made at least annually, and as required to comply with Federal excise tax requirements.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. A capital gain distribution was not declared in 2010 or 2009 since the Fund did not generate capital gains in 2009 and 2008, respectively. A capital gain generated in 2010.

(2)	Transactions With Affiliates

The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund’s average daily net assets. AFA has engaged four sub-advisors who receive fees based on a percentage of the Fund’s daily net assets. The subadvisors’ fees are paid by AFA.

AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

Certain officers and directors of the Fund are also officers and directors of AFA.

(3)	Distributions to Shareholders

Dividends for 2011 will be declared sometime before September 15, 2011.  On November 15, 2010, a distribution of $0.12 per share was declared from ordinary income, which amounts to $1,900,000. On November 13, 2009, a distribution of $0.13 per share was declared from ordinary income, which amounted to $2,200,000.  There were no capital gains for 2010.

The tax character of distributions paid during the years ended December 31, 2011 and 2010 was as follows:

Distribution to Shareholders:	2011	2010
Dividends paid from:
Ordinary income	$——	$$1,900,000
Long-term capital gain	——
		$$1,900,000
Return of capital	––––	––––
Total distributions to shareholders	$——	$$1,900,000

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Notes to Unaudited Financial Statements
June 30, 2011

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,540,167
Undistributed long-term losses	(20,180,107)
Unrealized depreciation	25,422,009
Distributable earnings	$6,782.069

(4)	Changes From Capital Stock Transactions

As of six months ended June 30, 2011 and year ended December 31, 2010, 200,000,000 shares of $0.001 par value capital stock were authorized.

Transactions in capital stock were as follows:

	2011	2010	2011	2010
Shares sold	80,148	499,661	$963,024	4,525,777
Shares issued in reinvestment of dividends and distributions	—	197,116	—	1,900,000
	80,148	696,777	863,024	6,425,777
Shares redeemed	(516,247)	(1,348,321)	(5,558,907)	(12,115,399)

Increased (decrease) in net assets derived from capital stock transactions	(436,099)	(651,544)	$(4,695,883)	(5,689,622)

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur a management fee.  The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period; however, you may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  As a result, the second line of the table is useful in comparing ongoing costs only; it will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

	Beginning Account Value January 1, 2011	Ending Account Value Value June 30, 2011	Expenses Paid During Period* Jan. 1 – June 30, 2011
Actual	$1,000.00	$1,024.80	$2.51
Hypothetical (Assumes 5% return before expenses)	$1,000.00	$1,024.80	$2.51

*Expenses are equal to the Fund’s annualized expenses ratio of 0.50%, multiplied by the average account value over the period, multiplied by 0.4958904 (the number of days in most recent fiscal half-year/365 (to reflect the one-half year period)).

PORTFOLIO HOLDINGS

The following table depicts the portfolio holdings of the Fund by type of security and industry sector, showing the percentage of net asset value or total investments attributable to each as of June 30, 2011.

Portfolio Holdings	Percentage of Net Assets
Apparel and Accessory Stores:	2.23%
Apparel and Other Finished Products:	0.18%
Auto Dealers, Gas Stations:	0.64%
Building Materials and Garden Supplies:	1.17%
Business Services:	7.00%
Chemicals and Allied Products:	10.74%
Coal Mining:	0.80%
Communications:	2.12%
Construction- Special Trade:	0.16%
Depository Institutions:	1.69%
Durable Goods, Wholesale:	0.58%
Eating and Drinking Places:	0.74%
Electric, Gas, and Sanitary Services:	1.94%
Electronic and Other Electric Equipment:	8.10%
Engineering, Accounting, Research, Mgmt and Relation Services:	1.72%
Fabricated Metal Products:	0.91%
Food and Kindred Products:	3.10%
Food Stores:	0.48%
Furniture and Fixtures:	1.21%
General Merchandise:	0.98%
Health Services:	0.49%
Holding and Other Investment Offices:	1.40%
Home Furniture and Equipment:	0.18%
Hotels, Other Lodging Places:	0.45%
Industrial Machinery and Equipment:	13.04%
Instruments and Related Products:	4.13%
Insurance Carriers:	8.20%
Leather and Leather Products:	0.55%
Metal Mining:	0.69%
Mining, Quarry Nonmetal Minerals:	0.08%
Miscellaneous Manufacturing Industries:	0.45%
Miscellaneous Retail:	1.69%
Motion Pictures:	0.29%
Nondepository Institutions:	0.94%
Nondurable Goods-Wholesale:	1.52%
Oil and Gas Extraction:	6.44%
Paper and Allied Products:	0.09%
Petroleum Refining and Related Industries:	3.25%
Primary Metal Industries:	0.33%
Railroad Transportation:	1.03%
Real Estate:	1.11%
Rubber & Miscellaneous Plastic Products:	0.82%
Security and Commodity Brokers:	1.50%
Service Necessity:	0.18%
Stone, Clay, Glass, Concrete Products:	0.08%
Transportation By Air:	0.56%
Transportation Equipment:	2.49%
Short-Term Investments:	2.04%
Other assets and liabilities, net	-0.51%
Total net assets	100.00%

AVAILABILITY OF PORTFOLIO HOLDINGS AND PROXY VOTING POLICIES AND RECORD

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each of (1) the Fund’s Form N-Q, (2) a description of the policies and procedures that the Fund, its investment advisor and its sub-advisors use to determine how to vote proxies relating to its portfolio securities holdings, and (3) information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by contacting the Fund at 1.800.662.1106, va.help@af-group.com or P.O. Box 25520, Oklahoma City, OK 73125-0520.  The information is also available on the SEC’s website at http//www.sec.gov and at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

PARTICIPANTS’ BENEFITS

As a participant of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services that help you meet your investment needs.  Some of the services you currently enjoy are the following:

RE-INVESTMENT WITHOUT CHARGE

Dividends and interest from investment income, as well as capital gain contributions, are automatically re-invested without charge.

PROFESSIONAL MANAGEMENT

Knowledgeable, full-time management constantly monitors market opportunities for your fund.

CAPITAL FULLY INVESTED

Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

PERSONAL SERVICE

Continuous personal service is available to you through the team of American Fidelity-trained, salaried representatives or directly from the Annuity Services Department in our home office.

Board of Directors	DAVID R. CARPENTER, Chairman
American Fidelity	Executive Vice President
Dual Strategy	American Fidelity Corporation
Fund, Inc.	JO ANN DICKEY
Retired Senior Vice President – Internal Audit
American Fidelity Corporation
MARK H. McCUBBIN
Chief Executive Officer
McCubbin Hosiery, LLC
G. RAINEY WILLIAMS, JR.
President and Chief Operating Officer
Marco Holding Corporation
Safekeeping of Securities	InvesTrust, N.A.
Oklahoma City, Oklahoma
Independent Auditors	KPMG, LLP
Oklahoma City, Oklahoma
Underwriter	American Fidelity Securities, Inc.
Oklahoma City, Oklahoma
Member FINRA
Investment Advisor	American Fidelity Assurance Company
Oklahoma City, Oklahoma
Investment Sub-Advisors	Beck, Mack & Oliver LLC
New York, New York
Quest Investment Management, Inc.
Portland, Oregon
The Renaissance Group LLC (d/b/a Renaissance Investment Management)
Cincinnati, Ohio
WEDGE Capital Management LLP
Charlotte, North Carolina
Board of Directors	GREGORY S. ALLEN
American Fidelity	Chief Executive Officer
Assurance Company	Maine Street Holdings, Inc.
JOHN M. BENDHEIM, JR.
President
Bendheim Enterprises, Inc.
LYNDA L. CAMERON
Vice-President
Cameron Associates, Inc.
WILLIAM M. CAMERON
Chairman of the Board, President and Chief Executive Officer
American Fidelity Corporation
WILLIAM E. DURRETT
Senior Chairman of the Board
American Fidelity Corporation
CHARLES R. EITEL
Founder
Eitel & Armstrong Consulting
THEODORE M. ELAM
Attorney
McAfee and Taft A Professional Corporation
PAULA MARSHALL
Chief Executive Officer
The Bama Companies, Inc.
STEPHEN M. PRESCOTT, M.D.
Physician/Scientist and President
Oklahoma Medical Research Foundation

For More Information

To obtain information:

By telephone:
Call 1.800.662.1106

By mail Write to:
American Fidelity
Dual Strategy Fund, Inc.
P. O. Box 25520
Oklahoma City, OK 73125-0520

By E-mail Send your request to:
va.help@af-group.com

On the Internet Text-only versions of fund documents can be viewed online or downloaded from the SEC’s web site: http://www.sec.gov

You may also obtain copies of fund documents by visiting the SEC’s Public Reference Room in Washington, DC (phone 1.800.SEC.0330) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC  20549-6009.

2000 N. Classen Boulevard
Oklahoma City, Oklahoma 73106
1.800.662.1106

GVA-277	Information Published 8/2011

Item 2:	Code of Ethics Not applicable to Semi-Annual Report
Item 3:	Audit Committee Financial Expert Not applicable to Semi-Annual Report.
Item4:	Principal Accountant Fees and Services Not Applicable to Semi-Annual Report.
Item 5:	Audit Committee of Listed Registrants Not Applicable to Registrant.
Item 6:	Schedule of Investments Not Applicable. See Schedule of Portfolio Investments included in Item 1.
Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies Not Applicable to Registrant.
Item 8:	Portfolio Managers of Closed-End Management Investment Companies Not Applicable to Registrant.
Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers Not Applicable to Registrant.
Item 10:
Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures adopted by the Board on February 7, 2007 by which shareholders may recommend nominees to the Registrant’s Board of Directors.  Following are the procedures that were adopted by the Board in 2007:

“When formulating its director recommendations, the Board of Directors will consider any written recommendations received from shareholders of the Fund identifying the nominee and stating the nominee’s qualifications.  Shareholders can send recommendations to American Fidelity Dual Strategy Fund, Inc., Attention:  Corporate Secretary, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106.  The Board of Directors evaluates all nominees for director in the same manner regardless of the source of the recommendation.

Nominees for director must possess the following minimum qualifications:  experience in the business community, proficiency in business matters (particularly investment, finance, legal or accounting matters), and exceptional personal integrity.  In identifying and evaluating nominees for director, including nominees recommended by shareholders, the Board of Directors will implement such processes as it deems appropriate, including, in its sole discretion, retaining a third party or third parties to identify or evaluate or assist in identifying or evaluating potential nominees. When formulating its director recommendations, the Board of Directors will also consider any advice and recommendations offered by the Fund’s executive officers.  However, at a minimum, each nominee for director must (i) meet the minimum qualifications set forth above, (ii) complete and sign the Fund’s Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors prior to his or her nomination and (iii) provide biographical information upon request.  Each director must, no less frequently than annually, complete and sign a Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors.”

Item 11:
Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the principal executive officer, and Robert D. Brearton, the principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12:	Exhibits
	(a)(1)	Not applicable to Semi-Annual Report.

	(a)(2)	Separate certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(a)(3)	Not applicable to Registrant.

	(b)	Certification of Principal Executive Officer and Principal Financial Officer required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By: Name: Title:	__/s/ David R. Carpenter____________ David R. Carpenter President and Principal Executive Officer

Date:  August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By: Name: Title:	__/s/ David R. Carptenter____________ David R. Carpenter President and Principal Executive Officer

Date:  August 16, 2011

By: Name: Title:	__/s/ Robert D. Brearton______________________ Robert D. Brearton Executive Vice President and Principal Financial Officer

Date:  August 16, 2011

Exhibit (a)(2)
OFFICER’S CERTIFICATION

I, David R. Carpenter, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)
disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 16, 2011	By: __/s/ David R. Carpenter_____________ Name: David R. Carpenter Title: President & Principal Executive Officer

OFFICER’S CERTIFICATION

I, Robert D. Brearton, certify that:

1.      I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)
disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)
all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 16, 2011	By: __/s/ Robert D. Brearton___________ Name: Robert D. Brearton Title: Executive Vice President & Principal Financial Officer

Exhibit (b)

Certification of Periodic Financial Report
Pursuant to Section 906 of the Sarbanes-Oxley Act

In connection with the Form N-CSR of the registrant for the period ended June 30, 2011, the undersigned hereby certify pursuant to Section 906 of the Sarbanes-Oxley Act that:

1.           The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) or 15(d) of the Securities Exchange Act of 1934, and

2.           The information contained in such N-CSR report fairly presents, in all material respects, the financial condition and results of operation of the registrant as of and for the periods presented in the report.

Dated:  August 16, 2011

___/s/ David R. Carpenter_____________
Name:  David R. Carpenter
Title:  President & Principal Executive Officer

___/s/ Robert D. Brearton_____________
Name:  Robert D. Brearton
Title:  Executive Vice President &
Principal Financial Officer